Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

December 1, 2016

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 505 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each Fund listed in Exhibit A, the form of prospectuses for each class other than Institutional Class and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 505 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 23, 2016.

The Funds’ Institutional Class prospectus will be filed pursuant to Rule 497(c) under the Act to reflect non material changes.

If you have any questions or would like further information, please call Brian Montana at (617) 210-3662.

Sincerely,

  /s/ Brian Montana

Brian Montana

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Capital Growth Fund
Wells Fargo Disciplined U.S. Core Fund
Wells Fargo Endeavor Select Fund
Wells Fargo Growth Fund
Wells Fargo Intrinsic Value Fund
Wells Fargo Large Cap Core Fund
Wells Fargo Large Cap Growth Fund
Wells Fargo Large Company Value Fund
Wells Fargo Omega Growth Fund
Wells Fargo Premier Large Company Growth Fund